Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Future Minimum Rental Payments for Operating Leases

The future minimum lease payments as of March 31, 2011 were as follows:

Year ending March 31,	Benefit payments
	(In millions)
2012	Rs.	4,378.9	US$	98.3
2013		4,171.2		93.7
2014		3,837.2		86.2
2015		3,515.2		78.9
2016		3,234.4		72.6
Thereafter		6,314.0		141.8

Total	Rs.	25,450.9	US$	571.5